Related parties (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 21, 2018	Dec. 31, 2021	Dec. 31, 2020
Transactions held with Related parties
Income from lease and sublease agreements		R$ 15,939	R$ 21,683
Related parties
Transactions held with Related parties
Income from lease and sublease agreements		15,939	21,683
Editora E Distribuidora Educacional S.A
Transactions held with Related parties
Income from lease and sublease agreements			R$ 1,489
Editora E Distribuidora Educacional S.A | Somos Sistemas De Ensino Sa [Member]
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 390
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São Paulo)
Somos Sistemas De Ensino Sa [Member] | Editora Scipione S.A.
Transactions held with Related parties
Commercial lease agreement, Monthly payments		R$ 35
Commercial lease agreement, Maturity		60 months
Commercial lease agreement, Rate		Inflation index
Commercial lease agreement, State of the property in use		Pernambuco (Recife)
Somos Sistemas De Ensino Sa [Member] | Editora Atica S.A.
Transactions held with Related parties
Commercial lease agreement, Monthly payments		R$ 30
Commercial lease agreement, Maturity		60 months
Commercial lease agreement, Rate		Inflation index
Commercial lease agreement, State of the property in use		Bahia (Salvador)
Commercial sublease agreement, Monthly payments		R$ 439
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino Sa [Member] | SGE Comercio De Material Didatico Ltda.
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 15
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino Sa [Member] | Somos Idiomas S.A.
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 3
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino Sa [Member] | Saraiva Educacao S.A.
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 113
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino Sa [Member] | Livraria Livro Fácil Ltda. ("Livro Fácil")
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 82
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino Sa [Member] | Editora E Distribuidora Educacional S.A
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 43
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Mind Makers Editora Educacional (“Mind Makers”)
Transactions held with Related parties
Aggregate amount of Guarantees related to finance	R$ 1,676